Stock Plans	12 Months Ended
	Jul. 31, 2011	May 01, 2011
Stock Plans
Stock Plans

Note 3. Employee Stock Plans

See Note 10 of the 2011 Annual Report for a description of the 2011 Stock Incentive Plan for Key Employees of Blue Acquisition Group, Inc. and its Affiliates (the "2011 Plan"). The 2011 Plan provides for the grant of stock options and other stock based awards to key service providers of Parent and its affiliates, including the Company.

The fair value for service-based stock options granted was estimated at the date of grant using a Black-Scholes option-pricing model. The following table presents the weighted average assumptions for service-based options granted during the three months ended July 31, 2011 and August 1, 2010:

	Successor	Predecessor
	Three Months Ended
	July 31, 2011	August 1, 2010
Expected life (in years)	6.5	6.0
Expected volatility	45.0%	28.0%
Risk-free interest rate	2.1%	2.3%
Dividend yield	0.0%	2.1%

The fair value of performance-based options granted during the three months ended July 31, 2011 was based on an option pricing model. Weighted average key inputs are an expected life of 7.5 years, expected volatility of 40% and a risk-free rate of 2.04%.

Stock option activity and related information during the period indicated was as follows:

	Options Outstanding	Outstanding Weighted Average Exercise Price	Options Exercisable	Exercisable Weighted Average Exercise Price
Balance at May 1, 2011	15,647,164	$2.75	9,385,492	$1.25
Granted	7,600,000	6.32
Forfeited	(345,218)	5.00
Exercised	—	—

Balance at July 31, 2011	22,901,946	$3.90	9,385,492	$1.25

As of July 31, 2011, the weighted average remaining contractual life of options outstanding was 8.9 years.

During the first quarter of fiscal 2012, Parent also granted 1,366,199 shares of restricted common stock with a fair value and purchase price of $5.00 per share. The restricted shares generally vest over three years from the anniversary date of hire of the employee. During the first quarter of fiscal 2012, the Company also granted 200,000 shares of restricted common stock with a fair value and purchase price of $5.00 per share which were immediately vested.

Note 10.	Stock Plans

Current Equity Compensation Plans

The 2011 Stock Incentive Plan for Key Employees of Blue Acquisition Group, Inc. and its Affiliates was adopted by the Board of Directors of Parent (the "Parent Board") effective February 16, 2011 (the "2011 Plan"). The 2011 Plan provides for the grant of stock options and other stock based awards to key service providers of Parent and its affiliates, including the Company. 18,777,653 shares of common stock of Parent were initially reserved for grant under the plan, with such number to be automatically increased in the event the Parent Board and the Company's Chief Executive Officer ("CEO") make grant allocations that exceed such amount. As of May 1, 2011, 12,515,981 shares of common stock were available for future grant subject to the automatic increase provision described above. Following the termination of employment of an optionholder, shares received pursuant to the exercise of options generally remain subject to certain put and call rights which vary depending on the nature of the termination.

Certain options granted under the 2011 Plan were issued in exchange for options to purchase DMFC's common stock granted under the Company's previous equity plans (the "Rollover Options"). There were a total of 9,385,492 Rollover Options granted with a fair value of $3.75 per share. The Company did not incur any expense in connection with the issuance of the Rollover Options because they were granted in exchange for options of equal value. The Rollover Options are fully vested, and generally remain subject to their original terms under the Company's previous equity plans, with applicable adjustments to convert the exercise price and number of shares of such options. Further, Rollover Options do not count toward the shares of common stock available for grant under the 2011 Plan.

During the period March 8, 2011 through May 1, 2011, Parent granted 3,130,824 performance-based options with a grant date fair value of $1.40 per share to employees of the Company. Options subject to performance-based vesting generally vest at the end of each of fiscal years 2012 through 2016 if Parent achieves a pre-determined EBITDA- related financial target with respect to such fiscal year. In the event any such annual target is not achieved, those options that would have become vested pursuant to the achievement of such target may nevertheless vest at the end of the subsequent fiscal year if Parent achieves the applicable cumulative EBITDA-related financial target. In addition, upon the occurrence of an event or transaction pursuant to which the Sponsors realize a cash return on their interests in the Parent greater that a predetermined threshold, an additional portion of the performance-based options may vest depending on the extent to which the realized return exceeds such threshold. The term of any performance-based option granted under the 2011 Plan may not be more than ten years from the date of its grant.

The fair value of performance-based options that vest as described above was determined based on an option pricing model. Key inputs were an expected life of 7.5 years, expected volatility of 40% and a risk-free rate of 2.22%.

During the period March 8, 2011 through May 1, 2011, Parent granted 3,130,848 service-based options with a grant date fair value of $2.42 per share to employees of the Company. Generally, options granted under the 2011 Plan that are subject to service-based vesting vest in five equal installments on each of the first five anniversaries of March 8, 2011. The term of any service-based option granted under the 2011 Plan may not be more than ten years from the date of its grant.

Options granted under the 2011 Plan that are subject to service-based vesting are generally subject to partial accelerated vesting upon certain terminations of employment of the optionholder. In the event of the termination of an optionholder's employment due to death or disability or, in the event of the termination of an optionholder's employment by the Company without cause or by the optionholder for good reason after March 8, 2013, that portion of the service-based options that would have become vested upon the next annual vesting date will vest as of the employment termination date. Following the termination of employment of an optionholder, shares received pursuant to the exercise of options generally remain subject to certain put and call rights which vary depending on the nature of the termination. In addition, in the event of certain change in control transactions, any outstanding portion of service-based options will become vested and exercisable, and, in the event of a certain change in control transaction pursuant to an event wherein the Sponsors realize a cash return on their interests in Parent greater than a predetermined target, all options subject to performance-based vesting will vest.

The fair value for service-based stock options granted was estimated at the date of grant using a Black-Scholes option-pricing model. The expected term of options granted was based on the "simplified" method. Expected stock price volatility was determined based on the historical volatility of DMFC and implied volatilities of comparable companies over a historical period that matches the expected life of the options. The risk-free interest rate was based on the expected U.S. Treasury rate over the expected life. The dividend yield was based on the expectation that no dividends will be paid. The following table presents the weighted-average assumptions for service-based options granted for the period March 8, 2011 through May 1, 2011:

Successor
March 8, 2011 through May 1, 2011
Expected life (in years)	6.5
Expected volatility	45.0%
Risk-free interest rate	2.8%
Dividend yield	0.0%

The following table represents the stock option activity for the period March 8, 2011 through May 1, 2011:

	Options Outstanding	Weighted- Average Exercise Price	Options Exercisable	Exercisable Weighted- Average Exercise Price
Balance at March 8, 2011	—	N/A	—	N/A
Granted	15,647,164	$2.75	9,385,492	$1.25
Forfeited	—	—
Exercised	—	—

Balance at May 1, 2011	15,647,164	$2.75	9,385,492	$1.25

As of May 1, 2011, all of the options outstanding are equity classified. As of May 1, 2011, there was approximately $11.6 million of unrecognized compensation cost, which is expected to be recognized over a weighted-average period of 4.9 years. As of May 1, 2011, the weighted-average remaining contractual life of options outstanding was 8.7 years.

Prior Equity Compensation Plans

On March 8, 2011, in connection with the closing of the Merger, each outstanding share of DMFC's common stock, par value $.01 per share, was cancelled and automatically converted into the right to receive $19.00 per share in cash. Also effective as of the closing of the Merger on March 8, 2011, outstanding awards under the Del Monte Foods Company Non-Employee Director and Independent Contractor 1997 Stock Incentive Plan, as amended through November 15, 2000; the Del Monte Foods Company 1997 Stock Incentive Plan, as amended October 21, 1999; the Del Monte Foods Company 1998 Stock Incentive Plan, as amended through November 15, 2000; the Del Monte Foods Company 2002 Stock Incentive Plan, as amended and restated, effective July 28, 2009 and approved by the stockholders September 24, 2009; and the Del Monte Corporation AIP Deferred Compensation Plan (collectively, the "Plans"), vested in full and were converted to either immediate cash payments or fully vested new options to purchase common stock of Parent. No additional shares are available to be granted under any of the above named plans.

The Del Monte Foods Company Non-Employee Director and Independent Contractor 1997 Stock Incentive Plan ("the 1997 Non-Employee Plan") permitted grants of non-qualified stock options to certain non-employee directors and independent contractors of the Company. The term of any option was limited to ten years from the date of its grant and options generally vested over a four-year period.

The Del Monte Foods Company 1998 Stock Incentive Plan (the "1998 Plan") permitted grants of incentive and nonqualified stock options ("Options"), stock appreciation rights ("SARs") and stock bonuses to certain employees, non-employee directors and consultants of Del Monte. The term of any Option or SAR was limited to ten years from the date of its grant. Options generally vested over four or five years.

The Del Monte Foods Company 2002 Stock Incentive Plan (the "2002 Plan") as amended through July 28, 2009, authorized 42,978,385 shares for grant pursuant to awards of incentive and nonqualified stock options, stock appreciation rights, stock bonuses and other stock-based compensation, including performance units or shares (together with Options, SARs and stock bonuses, "Stock-based Incentive Awards") to certain employees, non-employee directors and independent contractors. The 2002 Plan also allowed cash awards. The term of any Option or SAR was limited to ten years from the date of its grant, with options generally vesting over a four-year period.

The Del Monte Foods Company Non-Employee Director Compensation Plan, as amended and restated, generally provided, among other things, that each eligible director annually receive $0.11 million worth of restricted DMFC common stock or restricted stock units ("Non-Employee Director RSUs") under the 2002 Plan. Such Non-Employee Director RSUs generally were granted promptly after each annual meeting of stockholders, and vested over three years from the date of grant. Non-Employee Directors appointed between annual meetings were granted a prorated award upon appointment. During the period May 3, 2010 through March 7, 2011, the Company granted 69,648 Non-Employee Director RSUs after the 2010 annual meeting based on the average of the high and low price on September 23, 2010 of $12.64 per share.

During the period May 3, 2010 through March 7, 2011, the Company granted up to a maximum of 1,024,050 performance shares (682,700 shares at the target amount) at a grant date fair value of $7.67 per share. Performance shares granted during the period May 3, 2010 through March 7, 2011 were subject to vesting in connection with the attainment of predetermined relative total shareholder return for the period from the beginning of fiscal 2012 to the end of fiscal 2014. Performance shares granted in fiscal 2010 were subject to vesting in connection with the attainment of predetermined relative total shareholder return for the period from the beginning of fiscal 2011 to the end of fiscal 2013. Performance shares granted in fiscal 2009 were subject to vesting in connection with the attainment of predetermined relative total shareholder return for the period from the beginning of fiscal 2010 to the end of fiscal 2012. During the period May 3, 2010 through March 7, 2011, the Company granted 308,300 restricted stock units to employees at a grant date fair value of $11.57 per share. The restricted stock units were designed to vest over a four-year period, with one-quarter of the units vesting on each of the first two anniversaries of the grant date, and the remainder vesting on the fourth anniversary of the grant date. The Company did not grant any performance accelerated restricted stock units ("PARs") to employees during the period May 3, 2010 through March 7, 2011.

Under the Del Monte Foods Company 2003 Non-Employee Director Deferred Compensation Plan and the 2005 Non-Employee Director Deferred Compensation Plan, non-employee directors could elect to defer 0%, 50% or 100% of their cash compensation, stock-based compensation or both, which amount would instead be converted to deferred stock units each representing one share of DMFC's common stock. Upon termination from the Board, the deferred stock units are converted to shares of DMFC's common stock and distributed in shares as a lump sum or installments for up to 15 years, as elected by the non-employee director. These deferred stock units and related distributed shares were issued under the 2002 Plan.

The Del Monte Corporation Annual Incentive Program Deferred Compensation Plan ("the AIP Deferred Compensation Plan") permitted, through the date it was frozen on October 2, 2009, participants to defer part or all of their annual cash incentive award. The AIP Deferred Compensation Plan provided that such cash deferrals were to be converted into vested deferred stock units, and those participants received an additional Company match grant of deferred stock units that vested over a three-year period. The deferred stock units and related distributed shares of DMFC common stock issued in connection with deferrals under the Old Plan were issued under the 2002 Plan.

The fair value for DMFC's stock options granted was estimated at the date of grant using a Black-Scholes option-pricing model. The following table presents the weighted-average assumptions for options granted for the period May 3, 2010 through March 7, 2011, fiscal 2010 and fiscal 2009:

	Predecessor
	May 3, 2010 through March 7, 2011	Fiscal 2010	Fiscal 2009
Expected life (in years)	6.0	6.0	6.1
Expected volatility	29.4%	28.5%	26.4%
Risk-free interest rate	1.7%	2.7%	3.2%
Dividend yield	2.4%	2.6%	1.8%

The expected life is the average length of time in which the Company expects its employees to exercise their options. Expected stock volatility reflects movements in DMFC's stock price over a historical period that matches the expected life of the options. The risk-free interest rate is based on the expected U.S. Treasury rate over the expected life. The dividend yield assumption is based on the Company's expectation regarding the future payment of dividends.

The weighted-average fair value per share of options granted for the period May 3, 2010 through March 7, 2011, fiscal 2010 and fiscal 2009 was $2.90, $2.69 and $2.04, respectively. Except for performance shares that vest based on relative total shareholder return, the fair value of other stock-based compensation was determined by the market value of DMFC's common stock on the date of grant. Performance shares that vest based on relative total shareholder return are considered to contain a market condition; the fair value of these shares was determined based on a model which considered the estimated probabilities of possible outcomes. For stock awards that are not credited with dividends during the vesting period, the value is reduced by the present value of the expected dividend stream during the vesting period in order to calculate the grant date fair value. The total intrinsic value of options exercised for the period May 3, 2010 through March 7, 2011, fiscal 2010 and fiscal 2009 was $56.5 million, $6.5 million and $0.2 million, respectively.

The Company recognized total stock compensation expense of $45.3 million, $21.3 million and $12.2 million for the period May 3, 2010 through March 7, 2011, fiscal 2010 and fiscal 2009, respectively. Because the Merger constituted a change of control, the vesting of all stock awards was accelerated resulting in an incremental $33.2 million of stock compensation expense for the period May 3, 2010 through March 7, 2011. The total income tax benefit recognized in the Consolidated Statements of Income (Loss) for stock-based compensation arrangements was $17.7 million, $8.4 million and $4.3 million for the period May 3, 2010 through March 7, 2011, fiscal 2010 and fiscal 2009, respectively. No stock compensation cost was capitalized as part of inventory and fixed assets for the twelve months ended May 1, 2011, fiscal 2010 and fiscal 2009.

Stock option activity and related information during the periods indicated was as follows:

	Options Outstanding	Weighted- Average Exercise Price	Options Exercisable	Exercisable Weighted- Average Exercise Price
Balance at April 27, 2008	16,460,664	$9.72	10,761,811	$9.35
Granted	3,483,800	7.90
Forfeited	(2,323,051)	11.31
Exercised	(236,600)	7.81

Balance at May 3, 2009	17,384,813	9.17	10,993,068	9.23
Granted	3,001,000	11.37
Forfeited	(207,249)	10.12
Exercised	(1,453,058)	8.40

Balance at May 2, 2010	18,725,506	9.57	11,781,956	9.37
Granted	2,161,300	12.64
Forfeited	(71,265)	9.74
Exercised	(6,666,735)	8.91
Options vested due to the Merger	(14,148,806)	10.35

Balance at March 8, 2011	—	N/A	N/A	N/A

As of May 2, 2010, the aggregate intrinsic value of options outstanding was $100.5 million and the aggregate intrinsic value of options exercisable was $65.6 million.

Other stock-based compensation activity and related information during the period indicated was as follows:

	Number of Shares	Weighted- Average Grant-Date Fair Value
Nonvested balance at May 2, 2010	4,644,483	$6.38
Granted	1,710,336	9.75
Forfeited	(34,054)	5.62
Vested	(6,320,765)	7.45

Nonvested balance at March 8, 2011	—	N/A

The total grant date fair value of shares vested for the period May 3, 2010 through March 7, 2011, fiscal 2010 and fiscal 2009, was $47.1 million, $4.0 million and $5.3 million, respectively.

For the period May 3, 2010 through March 7, 2011, the Company received cash of $59.6 million and realized a reduction in cash taxes payable of $25.4 million from the exercise of stock options.

Supplemental Disclosure of Non-cash Financing Activities

As described above, in connection with the Merger, certain stock options of the Company's previous equity plans were exchanged for 9,385,492 Rollover Options for a total value of $35.2 million.